Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	230,271
Proposed Maximum Offering Price per Unit | $ / shares	4.91
Maximum Aggregate Offering Price	$ 1,130,630.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 156.14
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events.

(2)	Represents shares of common stock issuable upon exercise of warrants to purchase common stock offered by the selling stockholder.

(3)
Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Market on June 23, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).